TRANSPARENT VALUE TRUST
Supplement Dated May 2, 2016
To the currently effective Statutory Prospectus (the “Prospectus”) for Transparent Value Directional Allocation VI Portfolio, a series of Transparent Value Trust.

This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus and Statement of Additional Information.

Effective May 9, 2016, the following information replaces the information appearing in the Prospectus:

Index Name Changes. The names of the following indexes are hereby replaced as follows:

Current Name	New Name
Transparent Value Directional Allocation Index	Guggenheim Directional Allocation Total Return Index
Transparent Value Large-Cap Market Index	Guggenheim RBP® Large-Cap Market Index
Transparent Value Large-Cap Defensive Index	Guggenheim RBP® Large-Cap Defensive Index
Transparent Value Large-Cap Aggressive Index	Guggenheim RBP® Large-Cap Aggressive Index

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

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